Segment information - Adjusted Earnings by Segment (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Income/(loss) attributable to Shell plc shareholders		$ 3,601	$ 4,780	$ 3,517	$ 8,381	$ 10,874
Income/(loss) attributable to non-controlling interest		43	95	133	138	215
Income/(loss) for the period	[1]	3,644	4,875	3,650	8,519	11,089
Add: Current cost of supplies adjustment before taxation		436	(15)	133	422	(227)
Add: Tax on current cost of supplies adjustment		(115)	(2)	(36)	(116)	48
Less: Identified items before taxation		(717)	(510)	(2,826)	(1,227)	(4,070)
Add: Tax on identified items		(369)	301	(157)	(68)	(761)
Adjusted Earnings		4,314	5,670	6,415	9,984	14,219
Adjusted Earnings attributable to Shell plc shareholders		4,264	5,577	6,293	9,841	14,027
Adjusted Earnings attributable to non-controlling interest		50	94	122	144	192
Integrated Gas
Disclosure of operating segments [line items]
Income/(loss) for the period		1,838	2,789	2,454	4,627	5,215
Less: Identified items before taxation		(102)	348	(260)	246	(1,336)
Add: Tax on identified items		(203)	43	(40)	(160)	(197)
Adjusted Earnings		1,737	2,483	2,675	4,220	6,354
Upstream
Disclosure of operating segments [line items]
Income/(loss) for the period		2,008	2,080	2,179	4,088	4,451
Less: Identified items before taxation		271	121	(215)	392	(261)
Add: Tax on identified items		(5)	378	(58)	373	(443)
Adjusted Earnings		1,732	2,337	2,336	4,068	4,270
Marketing
Disclosure of operating segments [line items]
Income/(loss) for the period		766	814	202	1,580	1,099
Add: Current cost of supplies adjustment before taxation		104	52	74	156	(79)
Add: Tax on current cost of supplies adjustment		(24)	(14)	(19)	(38)	11
Less: Identified items before taxation		(460)	(44)	(1,111)	(504)	(1,123)
Add: Tax on identified items		(106)	4	(286)	(102)	(290)
Adjusted Earnings		1,199	900	1,082	2,100	1,863
Chemicals and Products
Disclosure of operating segments [line items]
Income/(loss) for the period		(174)	(77)	545	(252)	1,856
Add: Current cost of supplies adjustment before taxation		333	(67)	59	266	(148)
Add: Tax on current cost of supplies adjustment		(91)	12	(17)	(79)	37
Less: Identified items before taxation		(64)	(679)	(333)	(743)	(908)
Add: Tax on identified items		(13)	(99)	165	(111)	48
Adjusted Earnings		118	449	1,085	567	2,700
Renewables and Energy Solutions
Disclosure of operating segments [line items]
Income/(loss) for the period		(254)	(247)	(75)	(501)	478
Less: Identified items before taxation		(300)	(260)	198	(559)	668
Add: Tax on identified items		(55)	(54)	87	(110)	167
Adjusted Earnings		(9)	(42)	(187)	(51)	(24)
Corporate
Disclosure of operating segments [line items]
Income/(loss) for the period		(539)	(483)	(1,656)	(1,022)	(2,010)
Less: Identified items before taxation		(63)	4	(1,105)	(59)	(1,111)
Add: Tax on identified items		14	29	(25)	43	(45)
Adjusted Earnings		$ (463)	$ (457)	$ (576)	$ (920)	$ (944)

[1]	See Note 2 “Segment information”.